SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated VIEs. All intercompany transactions and balances have been eliminated in consolidation. The Group accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

(b)	Currency translation for financial statements presentation

The Group uses Renminbi (“RMB”) as its reporting currency. The United States Dollar (“USD”) is the functional currency of the Company incorporated in Cayman and the Group’s subsidiary Sincere Fame incorporated in British Virgin Islands, and the Hong Kong Dollar(“HKD”) is the functional currency of the Group’s subsidiary China Financial Services Group Limited incorporated in Hong Kong and the RMB is the functional currency of the Group’s PRC subsidiaries.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The resulting exchange differences are recorded in the consolidated statements of comprehensive income/ (losses).

(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, allowance for loans principal, interest and financing service fee receivables, the valuation allowance for deferred tax assets, the unrecognized tax benefits and indefinite reinvestment assertion, the fair value of available-for-sale investments and the fair value of share-based compensation.

(d)	Revenue recognition

Interest and financing service fee on loans which are amortized over the contractual life of the related loans are recognized in consolidated statements of comprehensive income in accordance with ASC 310 using the effective interest method.

Mortgage agency service revenue, asset management revenue and revenue from rendering of services are recognized in accordance with ASC 606 when following conditions are met: identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies a performance obligation.

The criteria of revenue recognition as they relate to each of the following major revenue generating activities are described below:

(i)	Interest and financing service fee on loans

Interest and financing service fee on loans, which include financing service fee on loans, are collected from borrowers for loans and related services.

Interest and financing service fee on loans includes the amortization of any discount or premium or differences between the initial carrying amount of an interest-bearing asset and its amount at maturity calculated using the effective interest basis.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating the interest and financing service fee on loans over the years. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. Interest on the impaired assets is recognized using the rate of interest used to discount future cash flows.

(ii)	Mortgage agency service revenue and asset management revenue

The Group earns mortgage agency service revenue from providing mortgage agency services to borrowers applying for a bank loan. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer’s request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements.

The Group receives asset management revenue from providing asset management services for investors. The asset management revenue is calculated and accrued on a daily basis based on the daily net asset values of the asset management products under management.

(iii)	Realized gains/ (losses) on sales of investments

Realized gains/ (losses) consist of realized gains and losses from the sale of available-for-sale investments, presented on a net basis.

(iv)	Rendering of services

When the outcome of a transaction involving the rendering of services can be estimated reliably, revenue from the rendering of services is recognized by reference to the stage of completion of the transaction based on the services performed to date as a percentage of the total services to be performed.

When the outcome of a transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of the costs incurred that it is probably recoverable.

(e)	Loans

Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to income over the lives of the related loans.

The Group facilitates credit to borrowers through structure funds which are considered as consolidated VIEs and the Group evaluated VIEs for consolidation in accordance with ASC 810 in the Consolidated VIEs Section of Note 1. Providing credit enhancement and top-up arrangement for the loans to customers under the funds is one of the key factors to determine that the Group should consolidate the structure funds as it is the primary beneficiary of the funds. As a result, the loan principal remains on the Group’s consolidated balance sheets, whilst the funds received from senior tranches holders are recorded as Other Borrowings in the Group’s consolidated balance sheets as disclosed in Note 12(b)(i).

Non-accrual policies

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past due. When a loan principal, interest and financing service fee receivable is placed on non-accrual status, financing service fees accrual ceases. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal, interest and financing service fee receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal, interest and financing service fee have been settled and the borrower continue to perform in accordance with the loan terms for a period of at least six months.

Charge-off policies

Loans principal, interest and financing service fee receivables are charged off when the Group has determined the remaining balance is uncollectable after exhausting all collection efforts. In order to comply with ASC 310, the Group considers loans principal, interest and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the Group concludes that it has exhausted its collection efforts.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio.

The allowance for credit losses includes an asset-specific component and a statistically based component. The asset-specific component is calculated under ASC 310-10-35, on an individual basis for the loans whose payments are contractually past due more than 90 days or which are considered impaired. An asset-specific allowance is established when the discounted cash flows, collateral value (less disposal costs) or observable market price of the impaired loan are lower than its carrying value. This allowance considers the borrower’s overall financial condition, resources, and payment record, the prospects for support from any financially responsible guarantors and, if appropriate, the realizable value of any collateral.

The allowance for the remainder of the loan portfolio is determined under ASC 450 using a roll rate-based model. The roll rate-based model stratifies the loan principal, interest and financing service fee receivables by delinquency stages which are divided by days overdue and projected forward in next stage using probability of default. In each stage of the simulation, losses on the loan principal, interest and financing service fee receivables types are captured, and the ending delinquency stratification serves as the beginning point of the next iteration. This process is repeated on a monthly rolling basis. The loss rate calculated for each delinquency stage using loss given default, then applied to the respective loan principal, interest and financing service fees balance. The Group adjusts the allowance that is determined by the roll rate-based model for various Chinese macroeconomic factors (i.e. gross-domestic product rates, interest rates and consumer price indexes). Each of these macroeconomic factors are equally weighted, and a score is applied to each factor based on year-on-year increases and decreases in that respective factor.

Loans held-for-sale

Held-for-sale loans are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loan origination fees or costs and purchase price discounts or premiums are deferred in a contra loan account until the related loan is sold. The deferred fees or costs and discounts or premiums are an adjustment to the basis of the loan and therefore are included in the periodic determination of the lower of cost or fair value adjustments and/or the gain or loss recognized at the time of sale.

(f)	Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, deposits which are highly liquid and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company considers highly liquid investments that are readily convertible to known amounts of cash.

(g)	Available-for-sale (“AFS”) investments

The Group classifies wealth management products and asset management products as available-for-sale ("AFS") investments. AFS investments are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, on AFS investments are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS investments are determined on a specific identification basis and are recorded as realized gains/ (losses) on sales of investments. Interest and investment income are recognized when earned.

(h)	Property and equipment

Property and equipment are stated at cost. Depreciation on equipment is calculated on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease. The estimated useful life of office and other equipment range from 1 to 5 years, the estimated useful life of leasehold improvements or the term of the lease range from 1 to 6 years, while the estimated useful lives of motor vehicles range from 3 to 8 years.

(i)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

On August 31, 2006, the Group acquired a 55% stake in Guangzhou Anyu Mortgage Consulting Co., Limited (“Guangzhou Anyu”). On the acquisition date, the fair value of Guangzhou Anyu’s identifiable net assets was RMB42.36 million, 55% of which the Group accounted for was RMB23.3 million. An amount of RMB20.28 million was recognized as goodwill, representing the excess of the consideration transferred over the Group’s proportionate share of the fair value of identifiable net assets. On May 25, 2009, the Group acquired the remaining 45% shares in Guangzhou Anyu for RMB27.47 million. Guangzhou Anyu was incorporated in the PRC in 2003 and was primarily engaged in the business of providing mortgage agency services and loans at the time of acquisition.

Impairment tests for cash-generating units containing goodwill

Goodwill is not amortized on a recurring basis, but rather are subject to periodic impairment testing. The Group reviews goodwill annually for impairment or when circumstances indicate that the carrying value may exceed the fair value. The Group compares the carrying value of goodwill to its estimated fair value, which is based on the expected present value of future cash flows, comparable public companies and acquisitions or a combination of both. The quantitative analysis requires a comparison of the fair value to carrying amount. If the fair value of the reporting unit is in excess of the carrying value, the related goodwill is considered not to be impaired and no further analysis is necessary. If the carrying value of the reporting unit is higher than the fair value, impairment is measured as the excess of the carrying amount over the fair value.

The recoverable amount of the cash-generating-units (“CGU”) is calculated using Dividend Discount Model (DDM). The projected cash flow for the next year is based on financial budgets approved by management. Cash flows beyond next year are estimated using a weighted average growth rate of 3%, which is consistent with the forecasts in industry research reports. The growth rate does not exceed the long-term average growth rates for the business in which the CGU operates. The projected cash flows are then discounted using a discount rate of 21% as of December 31, 2016. The discount rate is pre-tax and reflects specific risks relating to the relevant segments.

In 2016, the key management of Guangzhou Anyu has left the company. Guangzhou Anyu's business model has changed from providing loans to referring micro credit business to other entities of the Group, resulting in an expected reduction in the operating profits and cash flows in the future. Therefore, the Group recognized a goodwill impairment loss of RMB20,279,026. The goodwill was fully impaired as of December 31, 2016.

(j)	Intangible assets

Indefinite-lived intangible assets are assets that are not amortized because there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized on a straight line basis over their estimated useful lives.

The Group categorizes trademarks as indefinite-lived intangible assets, whose carrying value is RMB2.97 million. If it is more likely than not that the asset is impaired, the Group records the amount that the carrying value exceeds the fair value as an impairment expense. The Group performed its annual impairment review of indefinite-lived intangible assets on December 1, 2018 and 2017 and determined that it is more likely than not that the carrying values were less than the fair values.

Intangible assets with finite useful lives represent software and cooperation agreements, the estimated useful lives of which are 1 to 5 years and 5 years, respectively. As of December 31, 2018 and 2017, accumulated amortization were RMB12,518,252 and RMB12,204,977, respectively.

(k)	Income tax

Income tax is accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and for their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

(l)	Employee benefit plans

Pursuant to relevant PRC regulations, the Group is required to make contributions to various employee benefit plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the employee benefit plans are charged to the consolidated statements of income. The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

(m)	Long-lived assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(n)	Share-based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

(o)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

(p)	Repurchase agreements

Financial assets sold under agreements to repurchase do not constitute a sale of the underlying financial assets for accounting purposes and are treated as collateralized financing transactions. Financial assets sold under agreements to repurchase are recorded at the amount of cash received plus accrued interest. Interest paid on agreements to repurchase is recorded in interest expense at the contractually specified rate.

(q)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(r)	Fair value measurements

The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels in accordance with ASU 2011-04 (see Note 7 to the consolidated financial statements):

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

(s)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

For purposes of calculating basic earnings per share for the years ended December 31, 2017 and 2018, the weighted average number of shares used in the calculation has been retroactively adjusted to reflect the incorporation of the Company and the Reorganization (see Note 1), as if these events had occurred at the beginning of the earliest period presented and these shares had been outstanding for all periods.

(t)	Segment reporting

The Group uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Group’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Group, therefore management has determined that the Group has one operating segment. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(u)	Recently adopted accounting standards

ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity is expected to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP, including: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Companies are permitted to adopt the standard using a retrospective transition method (i.e., restate all prior periods presented) or a cumulative effect method (i.e., recognize the cumulative effect of initially applying the guidance at the date of initial application with no restatement of prior periods).

The Group adopted ASU 2014-09 and applied the cumulative effect method for its initial application since the first quarter of 2018 but there was no impact to retained earnings as a result of the adoption of the new standard. Because there is no change to the timing and pattern of revenue recognition, there are no material changes to the Group’s processes and internal controls.

There are two reasons ASU 2014-09 did not have an impact to the Group. Firstly, over 99% of revenues in 2018 and 2017 are interest income earned on loans or deposits with banks, all of which are unaffected as they are outside the scope of ASU 2014-09. Secondly, the Group's non-interest income revenue stream such as mortgage agency service revenue are largely based on transactional activity, is within the scope of ASU 2014-09. However, only one percent of revenues in 2018 and 2017 are non-interest income revenue and the Group does not typically enter into long term mortgage agency service contracts with customers. Therefore, the Group does not experience significant contract balances.

All of the Group’s revenue from contracts with customers in the scope of ASC 606 is recognized within Non-Interest Income. ASU 2014-09 requires disclosure of sufficient information to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. A description of the Group’s revenue streams accounted for under ASU 2014-09 as well as an explanation of why they are not impacted are as follows:

Mortgage agency service revenue

The Group earns fees from providing mortgage agency services to borrowers applying for loan from banks. Mortgage agency service fee is often received immediately or shortly after establishing contracts with customers. These kind of revenue are recognized at the time the transaction is executed as that is the point in time the Group fulfills the customer’s request.

ASU 2016-01 Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. ASU 2016-01 changes the accounting for certain equity securities to record at fair value with unrealized gains or losses reflected in earnings, as well as improve the disclosures of equity securities and the fair value of financial instruments. ASU 2016-01 also requires that for purposes of disclosing the fair value of financial instruments recorded at amortized cost, including loans and long-term debt, the valuation methodology is based on an exit price notion. The Group adopted ASU 2016-01 in January 1, 2018 with no material impact on our consolidated financial statements and related disclosures. No transition adjustment was recorded for investments changed to the measurement alternative, which was applied prospectively. The Group’s investments in nonmarketable equity securities, which are private equity securities, previously accounted for under the cost method of accounting are now accounted for using the measurement alternative. The measurement alternative is similar to the cost method of accounting, except the carrying value is adjusted through earnings for impairment, if any, and changes in observable and orderly transactions in the same or similar investment. In connection with our adoption of ASU 2016-01, the caption which the nonmarketable equity securities are accounted for is modified from other assets – cost method investments to other assets – equity securities in Note 11(i).

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. Restricted cash represents that funds in the consolidated structure funds of the Group established by the institutional trust partners through segregated bank accounts, including structure funds that are partially funded by our own capital. Such restricted cash is not available to fund the general liquidity needs of the Group. This ASU is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Group elected to adopt ASU 2016-18 as of January 1, 2018.

(v)	Recently issued accounting standards

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The new standard is effective for us on January 1, 2019, with early adoption permitted. The Group expect to adopt the new standard on its effective date. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. The Group expect to adopt the new standard on January 1, 2019 and use the effective date as our date of initial application. Consequently, financial information will not be new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. The Group expect to elect the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Group do not expect to elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter not being applicable to us.

The Group expect that this standard will have a material effect on our financial statements. While the Group continue to assess all of the effects of adoption, the Group currently believe the most significant effects relate to the recognition of new ROU assets and lease liabilities on our balance sheet for the Group’s office operating leases. The Group do not expect a significant change in our leasing activities between now and adoption.

On adoption, the Group currently expect to recognize additional operating liabilities of approximately RMB120,958,574, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Group currently expect to elect the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Group will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition.

In June 2016, the FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments-Credit Losses (Topic 326). The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. For public companies, the update is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. The Group currently uses roll rate-based model and does not plan to early adopt this standard, but is working through implementation. In that regard, the Group has formed a cross-functional working group, under the direction of the risk management department, has evaluated data sources and made process updates to capture additional relevant data, and has identified a service provider to perform the calculation. The working group is comprised of individuals from various functional areas including credit, risk management, finance and information technology. The implementation plan includes, but is not limited to, an assessment of processes, portfolio segmentation, model development, system requirements and the identification of data and resource needs. The Group are currently evaluating various loss estimation models. While the Group currently cannot reasonably estimate the impact of adopting this standard, the Group expect the impact will be influenced by the composition, characteristics and quality of loan, as well as the general economic conditions and forecasts at the adoption date.

In February 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) -Disclosure Framework (Topic 842), which modify the disclosure requirements on fair value measurement. The amendments improve the effectiveness of disclosures in the notes to financial statements modify the disclosure requirements on fair value measurements in Topic 820. This ASU requires disclosure of the changes in unrealized gains or losses included in OCI for Level 3 assets or liabilities held at the end of the period and the range and weighted-average of the significant unobservable inputs used in determining the fair value of Level 3 assets and liabilities. The amendments also removes the requirement to disclose the transfers between Level 1 and Level 2 of the fair value hierarchy, timing of transfers between levels, and the valuation process for determining Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group is currently evaluating the impact of the pending adoption on its consolidated financial statements.